LIMITED PARTNERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of limited partners equity [Abstract]
Summary of composition of the distributions
The composition of the distributions are presented in the following table:

(MILLIONS)	2021	2020	2019
General partnership interest in a holding subsidiary held by Brookfield	$5	$5	$5
Incentive distribution	80	65	50
	85	70	55
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	237	250	268
BEPC exchangeable shares held by
Brookfield	53	42	—
External shareholders	156	74	—
Total BEPC exchangeable shares	209	116	—
	$531	$436	$323
The composition of the distributions are presented in the following table:

(MILLIONS)	2021	2020
Brookfield	$84	$98
External LP unitholders	251	251
	$335	$349